Note 9 - Short-term Borrowings	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Short-term Debt [Text Block]
9.	SHORT-TERM BORROWINGS

The year ended December 31 outstanding balances and related information of short-term borrowings, which includes securities sold under agreements to repurchase and short-term borrowings from other banks, are summarized as follows:

(Dollar amounts in thousands)	2014	2013

Balance at year-end	$14,808	$10,809
Average balance outstanding	8,379	8,806
Maximum month-end balance	19,970	17,351
Weighted-average rate at year-end	0.98%	1.44%
Weighted-average rate during the year	1.77%	3.15%

Average balances outstanding during the year represent daily average balances, and average interest rates represent interest expense divided by the related average balance.

The Company maintains a $4.0 million line of credit at an adjustable rate, currently 3.66%, and a $3.0 million line of credit at an adjustable rate, currently at 4.00%. At December 31, 2014, 2013, and 2012, outstanding borrowings under these lines were $3.1 million, $3.9 million, and $4.9 million, respectively.